Pension Plans and Similar Obligations - Sensitivity Analysis (Details) - Discount rate - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Plans and Similar Obligations
Increase in actuarial assumption (as a percent)	0.50%	0.50%	0.50%
Decrease in actuarial assumption (as a percent)	0.50%	0.50%	0.50%
Present value of the DBO if discount rate was 50 basis points higher	€ 2,137	€ 1,911	€ 1,616
Present value of the DBO if discount rate was 50 basis points lower	2,346	2,101	1,774
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	271	247	203
Present value of the DBO if discount rate was 50 basis points lower	292	266	219
Domestic Plans [member]
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	1,156	1,015	908
Present value of the DBO if discount rate was 50 basis points lower	1,256	1,108	993
Foreign Plans [member]
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	710	649	505
Present value of the DBO if discount rate was 50 basis points lower	€ 798	€ 727	€ 562